Equity (Details Textual) (USD $)	1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended													3 Months Ended
	Apr. 30, 2012	Mar. 31, 2012	Nov. 30, 2011	Aug. 31, 2011	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 28, 2012	Apr. 03, 2012	Mar. 29, 2012	Jun. 01, 2011	Sep. 30, 2010	Dec. 31, 2009 Intellectual property rights [Member]	Dec. 28, 2009 Intellectual property rights [Member]	Dec. 31, 2009 Consulting agreement [Member]	Jun. 01, 2011 First securities purchase agreement [Member]	Jun. 01, 2011 Second securities purchase agreement [Member]	Jun. 30, 2012 Definitive Agreement [Member]	Jan. 31, 2012 Controller and other board of directors [Member]	Dec. 31, 2007 Founding contributors [Member]
Equity (Textual)
Preferred stock, shares authorized					10,000,000				10,000,000		10,000,000	10,000,000
Preferred stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Preferred stock issued to an entity controller and board of directors											200
Preferred stock, voting rights									100,000 votes		10,000
Common stock, shares authorized					900,000,000				900,000,000		900,000,000	900,000,000
Common stock, par value					$ 0.001				$ 0.001		$ 0.001	$ 0.001
Increased authorized shares											900,000,000
Voting rights of common shareholder									One vote
Common stock, shares issued					17,718,569				17,718,569		15,438,930	12,344,521							3,000,000	3,000,000	10,000	384,625	333,333			6,705,200
Common stock value issued					$ 17,722				$ 17,722		$ 15,439	$ 12,344							$ 727,000			$ 500,000	$ 561,248
Preferred stock value					1,000				1,000		2	2													998
Preferred stock, shares issued					1,000,000				1,000,000		2,000	2,000													998,000
Proceeds from issuance of common stock				561,248					3,767,195	500,000	4,256,000	2,000,000
Share price																		$ 0.135				$ 1.30	$ 1.68
Share-based compensation arrangement, options, exercises in period					4,762				(85,887)															84,125
Proceeds from issuance of common stock under private placement	340,000	3,542,500	3,200,000			3,882,500					3,882,500													252,375
Warrants exercise price			$ 3.00		$ 4.00	$ 4.00					$ 1.50													$ 3.00
Equity (Additional Textual)
Issued restricted stock share issued to employees and consultants											341,500	242,600
Restricted stock issued to employees and consultants											669,490	240,143
Reverse stock split, conversion ratio									0.10		0.10
Total contributed value							5,610			5,610	22,400	22,400
Computed rental value of equipment on cost basis									210,500		210,000
Equipment rental expense monthly									1,870		1,870
Note issued in exchange for assets										0	210,500
Interest rate on promissory note											3.00%
Number of private offering																	2
Number of securities purchase agreement																	2
Common stock acquired in joint venture									1,481,482
Common stock value acquired in joint venture									2,000,000
Units of Plasma arc purchased in (Kw)									300
Refinery purchase price									1,855,000
Joint venture ownership percentage									20.00%
Common stock and warrants sold under private placement			2,034,950			1,941,250
Repurchase of common stock under private placement			2,079,563			970,625
Repurchase price of common stock			$ 1.60			$ 2.00
Warrants expiration term			5 years		5 years	5 years					5 years
Proceeds in exchange of common stock and warrants																3,117,500
Exchange of common stock and warrants														37,500		1,558,750
Purchase of additional common stock due to exchange of common stock and warrant																779,375
Subscription receivable															765,000
Common shares and warrants subscribed															382,500
Subscription of additional common share															191,250
Warrant issued								50,000			50,000
Calculated value of warrants using Black Sholes model					3,921,900			68,500	3,921,900
Expected volatility rate assumed under Black Sholes model								151.70%			151.70%
Expected term assumed under Black Sholes model								2 years 6 months	1 year 6 months		2 years 6 months
Expected percentage of forfeiture assumed under Black Sholes model								0.00%			0.00%
Risk free interest rate assumed under Black Sholes model								1.80%			1.80%
Ratio of options issued to shares											1
Number of options issued						60,000		50,000	2,910,000		2,079,563		85,476
Expected life of options						1 year 6 months		5 years	2 years 6 months		3 years		3 years
Options issued, vesting period						1 year			3 years
Options issued, strike price						$ 1.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		19,300			3,921,900	19,300			3,921,900
Volatility rate						31.60%			31.60%
Forfeiture rate						0.00%			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						1.80%			0.39%
Proceeds from stock options exercised					10,000
Options exercise price					$ 2.10				$ 1.50		$ 4.00
Number of options issued with private placement									1,067,687
Recognized stock-based compensation						325,900			325,900
Warrants exercise price			$ 3.00		$ 4.00	$ 4.00					$ 1.50													$ 3.00
Common stock sold for the purposes of raising operating funds											$ 4,256,000	$ 2,000,000
Common stock, shares sold for the purposes of raising operating funds											1,481,481	2,752,908